S000072728 [Member] Investment Objectives and Goals - SA Wellington Government and Quality Bond Portfolio	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SA GOLDMAN SACHS GOVERNMENT AND QUALITY BOND PORTFOLIO (FORMERLY, SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO)
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.